Supplemental Financial Information - Summary of Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investment balance			$ 182	$ 223
Equity method income (loss)	$ 4	$ 3	$ 13	27	$ 7
Nihon Medi-Physics Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage			50.00%
Equity method investment balance			$ 162	200
Equity method income (loss)			16	22	8
Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment balance			20	23
Equity method income (loss)			$ (3)	$ 5	$ (1)